18. WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Warrants Details
Number of Warrants, Beginning	5,890,000	1,050,000
Number of Warrants, Issued	0	4,840,000
Number of Warrants, Exercised	2,340,000	0
Number of Warrants, Expired	0	0
Number of Warrants, Ending	3,550,000	5,890,000
Weighted Average Exercise Price, Beginning	$ 2.99	$ 3.45
Weighted Average Exercise Price, Issued	0.00	2.90
Weighted Average Exercise Price, Exercised	.02	0.00
Weighted Average Exercise Price, Expired	0.00	0.00
Weighted Average Exercise Price, Ending	$ 4.95	$ 2.99